4. Accounts Receivable	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
4. Accounts Receivable

Accounts receivable consists of the following:

	March 31,
	2015	2014
Accounts receivable	$1,720,000	$1,840,000
Less: allowance for doubtful accounts	(20,000)	(8,000)
Less: discounts, rebates, distributor fees and returns	(183,000)	(42,000)
	$1,517,000	$1,790,000

Allowance for doubtful accounts activities are as follows:

Year Ended March 31	Balance at Beginning of Year	Additions Charged to Operations	Deductions Write-Offs	Balance at End of Year

2014	$22,000	$(6,000)	$(8,000)	$8,000
2015	$8,000	$29,000	$(17,000)	$20,000